SEGMENT INFORMATION (Q1) - Segment Information (Details) - Perceptive [Member] - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
SEGMENT INFORMATION [Abstract]
Cash	$ 567,179		$ 1,129,684	$ 865,031
Cash and investments held in Trust Account	92,679,503		88,654,397	91,872,418
General and administrative expenses	858,834	$ 255,958	494,005	2,980,553
Interest earned on investments held in Trust Account, net	$ 807,085	$ 934,513	$ 2,366,001	$ 3,821,319